SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

NOTE 3 — SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

	DECEMBER 31,
	2011	2010

Bank deposits and money market funds (1)	$28,243	$16,747
Marketable securities (2)	10,945	7,839
	$39,188	$24,586

(1) The bank deposits and money market funds bear interest at an average annual rate of 2.1% and 1.5% for 2011 and 2010, respectively.

(2) Consists of government and corporate bonds, which provide a yield at an average annual rate of 0.9% each year.